Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Value added tax	$ 5,290	$ 10,203
Employee withholding taxes	1,943	2,224
Derivatives	2
Other	763	1,446
Total	$ 7,998	$ 13,873